COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

		Shares		Value
PREFERRED SECURITIES—EXCHANGE-TRADED	7.6%
BANKING	3.7%
Citigroup, Inc., 6.25%, Series II(a)(b)			71,082	$1,752,171
Fifth Third Bancorp, 6.875% to 10/1/30(a)(b)(c)			178,843	4,660,649
First Horizon Corp., 6.75%, Series H(a)(b)			125,160	3,097,710
M&T Bank Corp., 6.35%, Series K(a)(b)			191,600	4,805,328
M&T Bank Corp., 7.50%, Series J(a)(b)			211,575	5,422,667
Morgan Stanley, 6.625%, Series Q(a)(b)			112,834	2,847,930
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)			39,102	918,897

				23,505,352

FINANCIAL SERVICES	1.0%
Brookfield Oaktree Holdings LLC, 6.55%, Series B(a)(b)			99,985	2,024,696
Brookfield Oaktree Holdings LLC, 6.625%, Series A(a)(b)			38,107	770,524
KKR & Co., Inc., 6.875%, due 6/1/65, Series T(a)			85,452	1,987,614
TPG Operating Group II LP, 6.95%, due 3/15/64(a)			63,841	1,594,748

				6,377,582

INSURANCE	1.5%
Aspen Insurance Holdings Ltd., 7.00% (Bermuda)(b)			60,000	1,398,000
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)			69,846	1,650,461
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)			58,650	1,388,832
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)			67,992	1,690,281
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)			68,732	1,712,114
Lincoln National Corp., 9.00%, Series D(a)(b)			74,292	1,941,993

				9,781,681

TELECOMMUNICATIONS	0.3%
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70(a)			37,357	793,836
T-Mobile USA, Inc., Senior Debt, 5.50%, due 6/1/70(a)			40,539	863,481

				1,657,317

UTILITIES	1.1%
Algonquin Power & Utilities Corp., 8.532% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			46,926	1,223,830
DTE Energy Co., 6.25%, due 10/1/85, Series H(a)			79,125	1,882,384
NextEra Energy Capital Holdings, Inc., 6.50%, due 4/15/86, Series Z(a)			103,540	2,584,358
Xcel Energy, Inc., 6.25%, due 10/15/85(a)			58,303	1,438,918

				7,129,490

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$49,506,450)				48,451,422

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	138.7%
BANKING	83.6%
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	1,400,000	1,711,623
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(b)(c)(e)(f)		EUR	1,000,000	1,151,837
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	1,600,000	1,931,580
Alpha Bank SA, 7.50% to 6/10/30 (Greece)(b)(c)(e)(f)		EUR	1,800,000	2,190,054

	Principal Amount*		Value
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)		3,041,000	$3,287,750
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(b)(c)(e)(f)	EUR	1,600,000	1,852,828
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(b)(c)(e)(f)	EUR	4,200,000	4,906,499
Banco Santander SA, 6.00% to 1/2/31 (Spain)(b)(c)(e)(f)	EUR	800,000	921,132
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)		7,200,000	7,595,698
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)		2,200,000	2,370,919
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)		5,200,000	6,005,964
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)		2,322,000	2,325,367
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)(c)		6,160,000	6,200,644
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)(c)		13,140,000	13,480,392
Bank of Montreal, 6.875% to 11/26/30, due 11/26/85, Series 6 (Canada)(a)(c)		2,200,000	2,221,839
Bank of Montreal, 7.70% to 5/26/29, due 5/26/84 (Canada)(a)(c)		800,000	822,124
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(a)(c)		6,000,000	5,897,145
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)		3,200,000	3,233,741
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		2,400,000	2,514,576
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		1,800,000	1,872,036
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		1,730,000	1,792,712
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)		3,400,000	3,434,529
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		2,600,000	2,691,751
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(b)(c)(e)(f)	GBP	3,500,000	4,739,730
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	4,400,000	5,992,733
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	2,000,000	2,789,488
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)		7,200,000	7,857,396
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		5,000,000	4,454,379
BNP Paribas SA, 6.875% to 12/15/33 (France)(b)(c)(e)(g)		2,000,000	1,933,701
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(e)(g)		2,000,000	2,028,750
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		6,200,000	6,219,660
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		9,300,000	9,601,348
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		7,100,000	7,399,031
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		6,400,000	6,672,621
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		2,200,000	2,301,847
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(b)(c)(e)(f)	EUR	800,000	930,158
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	1,600,000	1,883,946
CaixaBank SA, 8.25% to 3/13/29 (Spain)(b)(c)(e)(f)	EUR	800,000	996,858
Canadian Imperial Bank of Commerce, 6.50% to 7/28/31, due 7/28/86 (Canada)(a)(c)		5,400,000	5,280,001
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)(c)		2,800,000	2,831,805
Citigroup, Inc., 6.625% to 2/15/31, Series HH(b)(c)		7,802,000	7,813,159
Citigroup, Inc., 6.875% to 8/15/30, Series GG(b)(c)		11,788,000	11,878,862
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)(c)		11,814,000	11,908,525
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		3,808,000	3,921,334
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)		5,238,000	5,419,806
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		2,300,000	2,318,356
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		1,831,000	1,891,734
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		3,600,000	3,655,237
Coventry Building Society Charitable Foundation, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	2,900,000	3,944,014
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)(g)		6,200,000	6,261,188
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(b)(e)(g)(h)(i)		1,400,000	350,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		4,300,000	1,075,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(b)(e)(g)(h)(i)		2,400,000	600,000
Deutsche Bank AG, 6.75% to 10/30/34 (Germany)(b)(c)(e)(f)	EUR	1,400,000	1,596,952

	Principal Amount*			Value
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR	4,200,000		$5,028,340
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	3,600,000		4,372,270
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(e)(f)	EUR	1,600,000		1,879,915
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)	EUR	2,200,000		2,681,843
Eurobank SA, 6.25% to 11/10/33 (Greece)(b)(c)(e)(f)	EUR	1,800,000		1,984,730
Eurobank SA, 6.625% to 6/4/31 (Greece)(b)(c)(e)(f)	EUR	3,250,000		3,777,128
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(b)(c)		2,500,000		2,572,227
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		2,260,000		2,362,095
First Citizens BancShares, Inc., 7.908% (3 Month USD Term SOFR + 4.234%), Series B(b)(d)		4,674,000		4,704,705
First Horizon Bank, 4.761% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(d)(g)		14,750	†	10,911,312
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)		1,326,000		1,381,972
Goldman Sachs Group, Inc., 6.85% to 2/10/30(b)(c)		5,012,000		5,111,929
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		13,665,000		14,323,380
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		1,500,000		1,370,342
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		1,900,000		2,030,084
HSBC Holdings PLC, 6.75% to 3/24/31 (United Kingdom)(a)(b)(c)(e)		3,200,000		3,166,723
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		2,000,000		2,014,796
HSBC Holdings PLC, 7.00% to 9/24/35 (United Kingdom)(a)(b)(c)(e)		3,500,000		3,467,098
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(c)(e)		5,400,000		5,443,196
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		2,200,000		2,272,631
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(b)(c)		3,250,000		3,204,486
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		1,400,000		1,320,650
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(b)(c)(e)		7,300,000		7,291,514
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		3,900,000		3,989,629
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		1,700,000		1,739,838
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		6,000,000		6,324,557
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	2,400,000		2,905,731
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)(c)		2,305,000		2,366,578
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		6,496,000		6,743,660
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)		1,800,000		1,812,627
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR	1,200,000		1,406,526
Lloyds Banking Group PLC, 6.625% to 9/27/35 (United Kingdom)(a)(b)(c)(e)		3,600,000		3,439,203
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(c)(e)		1,600,000		1,591,893
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	2,800,000		3,687,162
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(a)(b)(c)(e)		2,200,000		2,311,210
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)(e)	GBP	800,000		1,092,827
Mellon Capital IV, 4.512% (3 Month USD Term SOFR + 0.827%, Floor 4.00%), Series 1(a)(b)(d)		2,967,000		2,455,029
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(b)(c)(e)(f)	GBP	1,200,000		1,593,481
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(e)(f)	GBP	3,000,000		3,995,371
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)(e)		3,200,000		3,465,558
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)(g)		3,200,000		3,192,418
Piraeus Bank SA, 6.75% to 12/30/30 (Greece)(b)(c)(e)(f)	EUR	2,600,000		3,020,539
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		3,369,000		3,369,693
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		944,000		946,615
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		5,179,000		5,227,936
Royal Bank of Canada, 6.50% to 5/24/33, due 5/24/86 (Canada)(a)(c)		1,900,000		1,852,901
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(a)(c)		3,300,000		3,191,084
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)(c)		8,000,000		8,034,400
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(e)(g)		2,000,000		1,875,892
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		5,800,000		5,781,392

		Principal Amount*		Value
Societe Generale SA, 7.125% to 7/15/35 (France)(b)(c)(e)(g)			3,500,000	$3,365,975
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)			5,400,000	5,562,859
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)			6,400,000	6,845,542
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)			5,000,000	5,230,645
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)			6,600,000	7,132,327
Standard Chartered PLC, 7.00% to 11/14/35 (United Kingdom)(b)(c)(e)(g)			1,000,000	981,497
Standard Chartered PLC, 7.625% to 1/16/32 (United Kingdom)(b)(c)(e)(g)			1,000,000	1,021,633
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)			8,600,000	8,941,386
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)			915,000	930,227
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,300,503
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)			4,400,000	4,634,354
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)(c)			5,000,000	4,923,467
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)			2,300,000	2,348,702
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			4,400,000	4,541,992
Truist Financial Corp., 6.669% to 9/1/26, Series N(a)(b)(c)			10,272,000	10,266,030
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)(g)			5,100,000	4,518,901
UBS Group AG, 6.625% to 1/8/31 (Switzerland)(a)(b)(c)(e)(g)			8,100,000	7,890,809
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)(g)			3,300,000	3,272,361
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(a)(b)(c)(e)(g)			6,200,000	6,029,952
UBS Group AG, 7.00% to 1/8/36 (Switzerland)(a)(b)(c)(e)(g)			6,100,000	5,899,923
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)(g)			3,800,000	3,926,753
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)(g)			3,600,000	3,839,239
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(b)(c)(e)(g)			6,400,000	7,210,234
UniCredit SpA, 6.50% to 12/3/31 (Italy)(b)(c)(e)(f)		EUR	2,000,000	2,383,602
USB Capital IX, 4.954% (3 Month USD Term SOFR + 1.282%, Floor 3.50%)(a)(b)(d)			5,943,000	4,719,195
USB Realty Corp., 5.081% (3 Month USD Term SOFR + 1.409%)(a)(b)(d)(g)			3,000,000	2,644,515
Wells Fargo & Co., 5.95%, due 12/15/36(a)			1,832,000	1,889,581
Wells Fargo & Co., 6.125% to 6/15/31, Series GG(b)(c)			4,917,000	4,936,809
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			1,374,000	1,425,154
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			4,520,000	4,750,918

				530,412,560

CONSUMER DISCRETIONARY PRODUCTS	1.1%
Stellantis NV, 6.25% to 3/16/31(b)(c)(f)		EUR	1,550,000	1,711,640
Stellantis NV, 6.875% to 12/16/33(b)(c)(f)		EUR	1,980,000	2,159,060
Stellantis NV, 8.25% to 6/16/32(b)(c)(f)		GBP	1,300,000	1,647,792
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	1,300,000	1,667,059

				7,185,551

ENERGY	1.0%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			2,507,000	2,529,518
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			2,275,000	2,366,476
Sunoco LP, 7.875% to 9/18/30(a)(b)(c)(g)			1,410,000	1,440,718

				6,336,712

FINANCIAL SERVICES	4.2%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			2,983,000	2,957,751
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			4,314,000	4,008,790
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			1,903,000	1,875,038
HA Sustainable Infrastructure Capital, Inc., 7.125% to 8/17/31, due 11/15/56(c)			1,735,000	1,727,312
HA Sustainable Infrastructure Capital, Inc., 8.00% to 3/1/31, due 6/1/56(c)			2,550,000	2,639,408
ILFC E-Capital Trust I, 6.38% (30 Year CMT + 1.550%), due 12/21/65(d)(g)			4,585,000	3,909,478

		Principal Amount*		Value
ILFC E-Capital Trust II, 6.63% (30 Year CMT + 1.800%), due 12/21/65(d)(g)			4,250,000	$3,712,956
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(b)(c)(e)			5,800,000	5,843,924

				26,674,657

HEALTH CARE	1.3%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)			3,536,000	3,646,564
Humana, Inc., 6.625% to 6/15/31, due 9/15/56(c)			4,514,000	4,339,509

				7,986,073

INSURANCE	15.2%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)(g)			3,600,000	3,608,194
Allstate Corp., 6.852% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(d)			3,400,000	3,400,630
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(c)			1,500,000	1,423,705
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(a)(c)			2,421,000	2,264,743
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	2,400,000	2,798,079
AXA SA, 5.125% to 9/16/31 (France)(a)(b)(c)(e)(f)		EUR	2,500,000	2,799,679
AXA SA, 8.60%, due 12/15/30 (France)(a)			1,290,000	1,483,291
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			2,730,000	2,751,884
Corebridge Financial, Inc., 6.875% to 12/1/30(b)(c)			2,140,000	2,182,055
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			2,200,000	2,213,961
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			907,000	895,019
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(c)			2,290,000	2,318,101
Global Atlantic Fin Co., 7.25% to 3/1/31, due 3/1/56(c)(g)			3,370,000	3,179,367
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			3,308,000	3,188,075
Hartford Insurance Group, Inc., 6.039% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(d)(g)			9,885,000	9,486,844
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(a)(c)(f)			1,979,000	1,942,123
Lincoln National Corp., 5.969% (3 Month USD Term SOFR + 2.302%), due 4/20/67(d)			6,100,000	4,773,292
Lincoln National Corp., 6.272% (3 Month USD Term SOFR + 2.619%), due 5/17/66(a)(d)			4,000,000	3,288,757
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			2,134,000	2,228,440
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			7,080,000	7,661,027
MetLife, Inc., 5.85% to 3/15/36, due 3/15/56(a)(c)			2,217,000	2,177,098
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			6,150,000	7,213,464
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)			2,780,000	2,778,119
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Japan)(f)			3,800,000	3,911,923
RLGH Finance Bermuda Ltd., 6.875% to 5/19/32 (Japan)(b)(c)(f)			6,000,000	5,857,992
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			1,000,000	967,663
Rothesay Life PLC, 7.00% to 6/3/35 (United Kingdom)(b)(c)(e)(f)			2,200,000	2,132,663
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			2,925,000	2,426,335
SBL Holdings, Inc., 9.508% to 5/13/30(b)(c)(g)			2,075,000	2,034,077
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			1,200,000	1,176,979
Unipol Assicurazioni SpA, 6.00% to 7/21/35 (Italy)(b)(c)(e)(f)		EUR	700,000	786,379
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			1,109,000	1,155,653

				96,505,611

PIPELINES	11.8%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			7,464,000	7,472,668
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			3,455,000	3,635,500
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			825,000	867,213
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			3,088,000	3,335,815
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			3,379,000	3,578,091
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			7,940,000	8,937,399
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			8,059,000	8,066,197

		Principal Amount*		Value
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(c)			1,400,000	$1,397,881
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			7,422,000	7,573,854
Enterprise Products Operating LLC, 6.707% (3 Month USD Term SOFR + 3.039%), due 6/1/67(a)(d)			2,000,000	1,983,103
Enterprise Products Operating LLC, 6.90% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(d)			4,592,000	4,590,426
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)(c)			4,500,000	4,434,786
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(a)(c)			3,860,000	3,844,453
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)			1,340,000	1,396,058
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)			4,260,000	4,388,524
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			4,404,000	4,319,081
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			4,904,000	4,888,460

				74,709,509

TELECOMMUNICATIONS	4.4%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)			2,980,000	3,015,974
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)			3,700,000	3,788,482
Rogers Communications, Inc., 6.875% to 5/2/31, due 7/31/56 (Canada)(c)			1,134,000	1,138,669
SoftBank Group Corp., 7.625% to 1/29/31, due 4/29/61 (Japan)(a)(c)(f)			4,000,000	3,592,680
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(b)(c)(f)		EUR	1,600,000	1,924,448
TELUS Corp., 6.375% to 3/9/31, due 6/9/56 (Canada)(c)			3,100,000	3,069,953
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)			3,620,000	3,623,768
TELUS Corp., 6.625% to 3/9/36, due 6/9/56 (Canada)(c)			4,870,000	4,749,171
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)			2,750,000	2,808,545

				27,711,690

UTILITIES	16.1%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			1,716,000	1,602,709
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			970,000	962,670
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			5,322,000	5,180,310
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			4,220,000	4,290,271
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(c)			3,700,000	3,657,469
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(c)			5,680,000	5,631,747
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			1,518,000	1,611,459
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			5,217,000	5,389,102
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			1,092,000	1,148,170
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			2,750,000	2,840,137
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)			2,940,000	2,994,419
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(a)(c)			3,785,000	3,753,109
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)			1,955,000	1,985,582
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			2,760,000	2,842,470
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(a)(c)			1,340,000	1,417,821
Emera U.S. Finance LLC, 6.65% to 7/1/31, due 10/1/56, Series A(c)			1,974,000	1,974,766
Emera U.S. Finance LLC, 6.85% to 7/1/36, due 10/1/56, Series B(c)			2,282,000	2,285,763
Entergy Corp., 6.10% to 3/15/36, due 6/15/56(a)(c)			2,720,000	2,685,736
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			1,845,000	1,891,573
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)			2,377,000	2,459,232
Evergy, Inc., 6.65% to 3/2/30, due 6/1/55(a)(c)			2,640,000	2,659,836
Eversource Energy, 6.10% to 5/15/31, due 8/15/56, Series A(c)			1,968,000	1,944,506
Eversource Energy, 6.35% to 5/15/36, due 8/15/56, Series B(c)			3,294,000	3,251,467
Exelon Corp., 6.50% to 12/15/34, due 3/15/55(a)(c)			1,020,000	1,040,648
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)			4,195,000	4,330,624
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			4,334,000	4,429,318

		Principal Amount*	Value
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)		4,863,000	$5,036,920
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)		1,511,000	1,551,425
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)		261,000	268,573
Puget Energy, Inc., 7.00% to 6/15/31, due 9/15/56(c)(g)		2,085,000	2,069,770
Sempra, 6.375% to 1/1/31, due 4/1/56(a)(c)		3,470,000	3,486,632
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)		5,274,000	5,259,282
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)		5,652,000	5,716,077
Spire, Inc., 6.25% to 3/1/31, due 6/1/56(a)(c)		2,690,000	2,668,433
Spire, Inc., 6.45% to 3/1/36, due 6/1/56(a)(c)		1,610,000	1,606,581

			101,924,607

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$869,686,875)			879,446,970

CORPORATE BONDS	0.2%
UTILITIES
ENEL Finance International NV, 7.50%, due 10/14/32 (Italy)(a)(g)		800,000	901,239

TOTAL CORPORATE BONDS (Identified cost—$782,952)			901,239

U.S. TREASURY NOTES	0.2%
U.S. Treasury Notes, 4.25%, due 8/15/35		1,450,000	1,444,789

TOTAL U.S. TREASURY NOTES (Identified cost—$1,461,915)			1,444,789

		Shares
SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.60%(j)		3,445,273	3,445,273
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60%(j)		1,617,144	1,617,144

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$5,062,417)			5,062,417

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$926,500,609)	147.5%		935,306,837
LIABILITIES IN EXCESS OF OTHER ASSETS	(47.5)		(301,085,654)

NET ASSETS	100.0%		$634,221,183

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/ Receive	Fixed Payment Frequency	Floating Rate	Floating Rate Pay/ Receive	Floating Payment Frequency	Maturity Date	Unrealized Appreciation (Depreciation)	Upfront Payments (Receipts)	Value
EUR 15,800,000	2.388%	Pay	Annually	2.170%(k)	Receive	Semi-Annually	12/16/30	$378,030	$—	$378,030
12,000,000	2.548%	Pay	Annually	2.127%(k)	Receive	Semi-Annually	11/1/32	301,649	—	301,649
6,950,000	2.667%	Pay	Annually	2.141%(k)	Receive	Semi-Annually	1/19/33	125,293	—	125,293
$ 94,000,000	1.181%	Pay	Monthly	3.794%(l)	Receive	Monthly	9/15/26	1,254,386	(3,034)	1,251,352
90,000,000	0.930%	Pay	Monthly	3.794%(l)	Receive	Monthly	9/15/27	3,782,153	(7,137)	3,775,016
40,000,000	3.655%	Pay	Monthly	3.680%(l)	Receive	Monthly	9/15/28	(108,201)	—	(108,201)
40,000,000	3.588%	Pay	Monthly	3.680%(l)	Receive	Monthly	9/15/28	(42,535)	—	(42,535)
19,000,000	3.227%	Receive	Annually	3.680%(l)	Pay	Annually	12/16/30	(346,159)	—	(346,159)
14,000,000	3.497%	Receive	Annually	3.680%(l)	Pay	Annually	11/1/32	(188,194)	—	(188,194)
8,100,000	3.621%	Receive	Annually	3.680%(l)	Pay	Annually	1/20/33	(48,242)	—	(48,242)

								$5,108,180	$(10,171)	$5,098,009

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)

Brown Brothers Harriman	EUR	62,598,978	USD	72,128,420	4/20/26	$(288,317)
Brown Brothers Harriman	GBP	22,409,714	USD	29,843,689	4/20/26	182,968
Brown Brothers Harriman	USD	1,428,181	EUR	1,228,046	4/20/26	(7,533)
Brown Brothers Harriman	USD	2,765,392	EUR	2,388,710	4/20/26	(2,048)
Brown Brothers Harriman	USD	1,967,550	EUR	1,715,232	4/20/26	16,692

						$ (98,238)

Glossary of Portfolio Abbreviations

CMT	Constant Maturity Treasury
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$48,451,422	$—	$—	$48,451,422
Preferred Securities—Over-the-Counter	—	879,446,970	—	879,446,970
Corporate Bonds	—	901,239	—	901,239
U.S. Treasury Notes	$—	$1,444,789	$—	$1,444,789
Short-Term Investments	—	5,062,417	—	5,062,417

Total Investments in Securities	$48,451,422	$886,855,415	$—	$935,306,837

Forward Foreign Currency Exchange Contracts	$—	$199,660	$—	$199,660
Interest Rate Swap Contracts	—	5,841,511	—	5,841,511

Total Derivative Assets	$—	$6,041,171	$—	$6,041,171

Forward Foreign Currency Exchange Contracts	$—	$(297,898)	$—	$(297,898)
Interest Rate Swap Contracts	—	(733,331)	—	(733,331)

Total Derivative Liabilities	$—	$(1,031,229)	$—	$(1,031,229)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $415,695,391 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at March 31, 2026.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $331,558,307 which represents 52.3% of the net assets of the Fund (34.9% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $128,455,995 which represents 20.3% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $220,249,343 which represents 34.7% of the net assets of the Fund, of which 2.0% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on 6-Month EURIBOR. Represents rates in effect at March 31, 2026.
(l)	Based on 1-Day USD-SOFR-OIS. Represents rates in effect at March 31, 2026.

Country Summary	% of Managed Assets
United States	47.2
Canada	12.7
United Kingdom	9.5
France	9.2
Switzerland	4.9
Spain	3.2
Netherlands	2.7
Japan	2.4
Germany	2.2
Greece	1.2
Italy	1.0
Sweden	0.6
Austria	0.5
Other (includes short-term investments)	2.7

100.0

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued based upon prices provided by a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of March 31, 2026 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund may enter into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The Fund may enter into interest rate swap contracts to manage interest rate risk. The interest rate swaps that are intended to reduce interest rate risk under the credit agreement seek to do so by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into such interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.